Unaudited condensed consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Goodwill	$ 9,511	$ 9,511
Investment in associates	24,546	23,508
Deferred financing costs	208	5,564
Other non-current assets	4,653	4,866
Derivative financial instruments, non-current portion	5,122	1,913
Tangible fixed assets	4,600,855	5,002,829
Vessels under construction	136,782	22,939
Right-of-use assets	420,789	363,035
Total non-current assets	5,202,466	5,434,165
Current assets
Vessels held for sale	113,435
Trade and other receivables	36,843	28,595
Dividends receivable and other amounts due from related parties	14	18
Derivative financial instruments, current portion	4,100	596
Inventories	8,690	8,327
Prepayments and other current assets	5,878	5,798
Short-term cash deposits	10,000
Cash and cash equivalents	271,777	282,246
Total current assets	450,737	325,580
Total assets	5,653,203	5,759,745
Equity
Preference shares	46	46
Share capital	954	954
Contributed surplus	658,888	692,536
Reserves	15,104	15,322
(Accumulated deficit)/Retained earnings	25,407	(65,117)
Equity attributable to owners of the Group	700,399	643,741
Non-controlling interests	920,058	924,630
Total equity	1,620,457	1,568,371
Current liabilities
Trade accounts payable	23,642	15,892
Ship management creditors	213	119
Amounts due to related parties	28	27
Derivative financial instruments, current portion	4,494	25,518
Other payables and accruals	149,785	153,501
Borrowings, current portion	291,850	553,161
Lease liabilities, current portion	41,758	30,905
Total current liabilities	511,770	779,123
Non-current liabilities
Derivative financial instruments, non-current portion	7,635	28,694
Borrowings, non-current portion	3,125,931	3,105,059
Lease liabilities, non-current portion	300,535	271,945
Other non-current liabilities	86,875	6,553
Total non-current liabilities	3,520,976	3,412,251
Total equity and liabilities	$ 5,653,203	$ 5,759,745